Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
EXCHANGE TRADED FUNDS - 35.76%
iShares 0-3 Month Treasury Bond ETF (a) ...................................................................... 983 $ 98,870
Schwab Short-Term U.S. Treasury ETF (a) ....................................................................... 1,987 96,946
SPDR Portfolio Short Term Treasury ETF (a) .................................................................... 1,659 48,493
Vanguard Short-Term Treasury ETF (a) ........................................................................... 1,660 97,176
TOTAL EXCHANGE TRADED FUNDS (Cost $ 342,394 ) ........................................................ 341,485
Contracts
Notional
Amount
PURCHASED OPTIONS - 113.71% (b)(c)
CALL OPTIONS - 105.11%
S&P 500® Mini Index , Expires 8/10/2023 , Strike Price $ 430.48 ...................................... 24 $ 986,232 24,153
S&P 500® Mini Index , Expires 8/10/2023 , Strike Price $ 0.44 .......................................... 24 986,232 979,850
1,004,003
PUT OPTIONS - 8.60%
iShares 20+ Year Treasury Bond ETF , Expires 8/10/2023 , Strike Price $ 111.57 .................. 85 904,145 62,038
iShares iBoxx $ Investment Grade Corporate Bond ETF , Expires 8/10/2023 , Strike Price
$ 108.17 ................................................................................................................ 88 964,568 19,640
S&P 500® Mini Index , Expires 8/10/2023 , Strike Price $ 168.85 ...................................... 24 986,232 396
82,074
TOTAL PURCHASED OPTIONS (Cost $ 1,161,714 ) ............................................................. 1,086,077
Total Investments (Cost $ 1,504,108 ) - 149 .47% ........................................................... 1,427,562
Liabilities in E xcess of Other Assets - ( 49 .47 ) % ............................................................. (472,491)
TOTAL NET ASSETS -   100 .00% .................................................................................... $ 955,071
Percentages are stated as a percent of net assets.
(a) All or a portion of each of these securities is segregated as collateral for written options.  The aggregate value of the securities segregated as collateral for written options is $341,484.
(b) Exchange-Traded.
(c) Purchased option contracts are held in connection with corresponding written option contracts.
SCHEDULE OF OPTIONS WRITTEN
March 31, 2023 (Unaudited)
  Description (a) Expiration Strike Price Contracts
Notional
Amount Value
Over-the-Counter Call Options
S&P 500® Mini Index ................................... 8/10/2023 $ 168.85 24 $ (986,232) $ (583,434)
Over-the-Counter Put Options
iShares 20+ Year Treasury Bond ETF .............. 8/10/2023 117.44 85 (904,145) (100,508)
iShares iBoxx $ Investment Grade Corporate
Bond ETF ................................................ 8/10/2023 113.86 88 (964,568) (46,321)
S&P 500® Mini Index ................................... 8/10/2023 378.93 24 (986,232) (18,287)
(165,116)
TOTAL OPTIONS WRITTEN (Premiums Received $769,764) $ (748,550)

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug
Schedule of Investments (Concluded)
March 31, 2023 (Unaudited)
2
Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with
U.S. generally accepted accounting principles. Under ASC Topic 820, Fair Value Measurement (“ASC 820”),
various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of
March 31, 2023:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Level 1 Level 2 Level 3 Total
Assets
Purchased Options $ – $ 1,086,077 $ – $ 1,086,077
Exchange Traded Funds 341,485 – – 341,485
Total Assets
$ 341,485 $ 1,086,077 $ – $ 1,427,562
Liabilities
Options Written $ – $ 748,550 $ – $ 748,550
Total Liabilities
$ – $ 748,550 $ – $ 748,550